Calculated Fair Value of Option Award Using Black-Scholes Option Pricing Model (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculated fair value of option award using the Black-Scholes option pricing model
Weighted average fair value of underlying stock per share	$ 10.66	$ 11.24	$ 5.58
Expected volatility	52.79%	55.78%	48.33%
Risk-free interest rate	1.26%	2.58%	2.43%
Expected term	6 years 7 months 6 days	5 years 10 months 24 days	6 years 10 months 24 days
Dividend yield	0.00%	0.00%	0.00%